Derivatives	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives	Derivatives
Interest Rate Swaps
In 2018, the Company entered into an interest rate swap agreement (the “Swap Agreement”) with a financial counterparty that effectively converted $400.0 million in aggregate notional amount of variable-rate debt under the Company’s ABL Facility into fixed-rate debt. Under the terms of the Swap Agreement, the Company received a floating rate equal to one-month LIBOR and made payments based on a fixed rate of 3.06% on the notional amount. The Swap Agreement was designated and qualified as a hedge of the Company’s exposure to changes in interest payment cash flows created by fluctuations in variable interest rates on the ABL Facility. The Swap Agreement terminated on May 29, 2022.
In January 2023, the Company entered into two interest rate swap agreements with financial counterparties relating to $750.0 million in aggregate notional amount of variable-rate debt under the Company’s ABL Facility. Under the terms of the agreements, the Company receives a floating rate equal to one-month term SOFR and makes payments based on a weighted average fixed interest rate of 3.44% on the notional amount. The swap agreements were designated and qualified as hedges of the Company’s exposure to changes in interest payment cash flows created by fluctuations in variable interest rates on the ABL Facility. The swap agreements terminate on June 30, 2027. The floating rate that the Company receives under the terms of these swap agreements was 5.36% at December 31, 2023.
The location and the fair value of derivative instruments designated as hedges were as follows:

(in thousands)	Balance Sheet Location	2023
Cash Flow Hedges:
Interest rate swap	Prepaid expenses and other current assets	$9,145
Interest rate swap	Other non-current liabilities	$(4,595)
Over the next twelve months, the Company expects to reclassify $9.1 million, net of tax, from accumulated other comprehensive loss into the consolidated statements of operations within interest expense related to the interest rate swaps.
The fair value of the interest rate swaps was based on dealer quotes of market forward rates, a Level 2 input on the fair value hierarchy, and reflected the amount that the Company would receive or pay for contracts involving the same attributes and maturity dates.
The following table discloses the impact of the interest rate swaps, excluding the impact of income taxes, on other comprehensive income (“OCI”), AOCI and the Company’s statement of operations for the years ended December 31:

(in thousands)	2023	2022	2021
Gain recognized in OCI	$15,901	$4,669	$11,677
Location of gain (loss) recognized in income	Interest expense, net	Interest expense, net	Interest expense, net
(Gain) loss reclassified from AOCI into income	$(11,550)	$4,530	$12,001
Foreign Currency Contract
In December 2022, the Company executed a contingent forward contract to sell £330.0 million upon the closing of the sale of the former UK Storage Solutions segment at a price ranging from 1.20550 to 1.20440 USD to British Pounds Sterling. The price was dependent upon the date of the closing of the sale. This contract, which was to expire on September 11, 2023, mitigated the foreign currency risk of the USD relative to the British Pound Sterling prior to the closing of the sale of the former UK Storage Solutions segment. This contract did not qualify for hedge accounting and was revalued at fair value at the reporting date with unrealized gains and losses reflected in the Company's results of operations. Upon the closing of the sale of the UK Storage Solutions segment on January 31, 2023, the Company settled the contingent forward contract and received cash at an exchange rate of 1.205 USD to British Pounds Sterling.
The location and the fair value of the foreign currency contract in the consolidated balance sheet as of December 31, 2022 was as follows:

(in thousands)	Balance Sheet Location	2022
Derivative Contracts:
Foreign currency contract	Accrued liabilities	$930
The fair value of the foreign currency contract was based on dealer quotes of market forward rates, a Level 2 input on the fair value hierarchy, and reflected the amount that the Company would receive or pay for contracts involving the same attributes and maturity dates.
The following table discloses the impact of the foreign currency contract, excluding the impact of income taxes, on the Company’s statement of operations for the years ended December 31:

(in thousands)	2023	2022
Loss recognized in income	$7,715	$930
Location of loss recognized in income	Currency losses, net	Currency losses, net